Note 22 - Financial Instruments	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
22.	Financial instruments

Concentration of credit risk
The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable, unbilled revenues, other receivables and advisor loans receivable. Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks. Concentrations of credit risk with respect to receivables are limited due to the large number of entities comprising the Company’s customer base and their dispersion across different service lines in various countries.

Foreign currency risk
Foreign currency risk is related to the portion of the Company’s business transactions denominated in currencies other than US dollars. A significant portion of revenue is generated by the Company’s Canadian, Australian, UK and Euro currency operations. The Company’s head office expenses are incurred primarily in Canadian dollars which are hedged by Canadian dollar denominated revenue.

Fluctuations in foreign currencies impact the amount of total assets and liabilities that are reported for foreign subsidiaries upon the translation of these amounts into US dollars. In particular, the amount of cash, working capital, goodwill and intangibles held by these subsidiaries is subject to translation variance caused by changes in foreign currency exchange rates as of the end of each respective reporting period (the offset to which is recorded to accumulated other comprehensive income on the consolidated balance sheets).

Interest rate risk
The Company utilizes an interest rate risk management strategy that may
use interest rate hedging contracts from time to time. The Company’s specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds.

In
April 2017,
the Company entered into interest rate swap agreements to convert the LIBOR floating interest rate on
$100,000
of US dollar denominated debt into a fixed interest rate of
1.897%
plus the applicable margin. The swaps have a maturity of
January 18, 2022.
The swaps are being accounted for as cash flow hedges and are measured at fair value on the balance sheet. Gains or losses on the swaps, which are determined to be effective as hedges, are reported in other comprehensive income.

In
December 2018,
the Company entered into additional interest rate swap agreements to convert the LIBOR floating interest rate on
$100,000
of US dollar denominated debt into a fixed interest rate of
2.7205%
plus the applicable margin. The swaps have a maturity of
April 30, 2023.
The swaps are being accounted for as cash flow hedges and are measured at fair value on the balance sheet. Gains or losses on the swaps, which are determined to be effective as hedges, are reported in other comprehensive income.

Fair values of financial instruments
The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of
December 31, 2019:

	Carrying value at	Fair value measurements
	December 31, 2019	Level 1	Level 2	Level 3

Assets
Deferred Purchase Price on AR Facility	$69,873	$-	$-	$69,873
Investments in equity securities	$3,887	$3,887	$-	$-

Liabilities
Contingent consideration liability	$84,992	$-	$-	$84,992
Interest rate swap liability	4,615	-	4,615	-

There were
no
significant non-recurring fair value measurements recorded during the year ended
December 31, 2019
or
2018.

The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level
3
inputs. The fair value measurements were made using a discounted cash flow model; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from
3.8%
to
8.5%,
with a weighted average of
5.6%
). The wide range of discount rates is attributable to level of risk related to economic growth factors combined with the length of the contingent payment periods; and the dispersion was driven by unique characteristics of the businesses acquired and the respective terms for these contingent payments. Within the range of discount rates, there is data point concentration at the
3.8%
and
8.2%
levels. A
2%
increase in the weighted average discount rate would reduce the fair value of contingent consideration by
$2,800.
Changes in the fair value of the contingent consideration liability comprises the following:

	2019	2018
Balance, January 1	$93,865	$50,300
Amounts recognized on acquisitions	-	61,525
Fair value adjustments (note 5)	10,849	1,675
Resolved and settled in cash	(19,665)	(18,757)
Other	(58)	(877)
Balance, December 31	$84,993	$93,865

Less: current portion	$16,813	$17,122
Non-current portion	$68,180	$76,743

The carrying amounts for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair values due to the short maturity of these instruments, unless otherwise indicated. The carrying value of the pension liability is presented as the projected benefit obligation net of the fair value of the plan assets (note
19
). The inputs to the measurement of the fair value of non-current receivables, advisor loans and long-term debt are Level
3
inputs. The following are estimates of the fair values for other financial instruments:

	2019		2018
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$16,678	$16,678	$12,088	$12,088
Advisor loans receivable (non-current)	48,283	48,283	46,661	46,661
Long-term debt (non-current)	372,281	372,281	430,712	430,712
Senior Notes	234,901	254,858	239,577	268,838

Other receivables include notes receivable from non-controlling interests and non-current income tax recoverable.